Fair value of financial assets and liabilities_Financial assets by category (Details)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value	[1]	₩ 6,126,316,000,000	$ 5,504,822,000	₩ 0
Financial assets at fair value through profit or loss in accordance with IAS 39	[1]	0	0	5,843,077,000,000
Financial assets at FVTOCI	[1]	18,063,423,000,000	16,230,949,000	0
AFS financial assets	[1]	0	0	15,352,950,000,000
Financial assets at amortized cost		305,390,137,000,000
Held-to-maturity financial assets	[1]	0	0	16,749,296,000,000
Loans and receivables	[1]	0	0	267,106,204,000,000
Derivative assets (Designated for hedging)		35,503,000,000	$ 31,901,000	59,272,000,000
Total		329,615,379,000,000		305,110,799,000,000
Deposit
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		26,935,000,000
Financial assets at fair value through profit or loss in accordance with IAS 39				25,972,000,000
Financial assets at FVTOCI		0
AFS financial assets				0
Financial assets at amortized cost		14,151,012,000,000
Held-to-maturity financial assets				0
Loans and receivables				8,868,378,000,000
Derivative assets (Designated for hedging)		0		0
Total		14,177,947,000,000		8,894,350,000,000
Securities
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		3,687,852,000,000
Financial assets at fair value through profit or loss in accordance with IAS 39				2,701,330,000,000
Financial assets at FVTOCI		18,063,423,000,000
AFS financial assets				15,352,950,000,000
Financial assets at amortized cost		22,932,559,000,000
Held-to-maturity financial assets				16,749,296,000,000
Derivative assets (Designated for hedging)		0		0
Total		44,683,834,000,000		34,803,576,000,000
Loans
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		385,450,000,000
Financial assets at fair value through profit or loss in accordance with IAS 39				0
Financial assets at FVTOCI		0
AFS financial assets				0
Financial assets at amortized cost		260,819,917,000,000
Held-to-maturity financial assets				0
Loans and receivables				251,523,301,000,000
Derivative assets (Designated for hedging)		0		0
Total		261,205,367,000,000		251,523,301,000,000
Derivative assets
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		2,026,079,000,000
Financial assets at fair value through profit or loss in accordance with IAS 39				3,115,775,000,000
Financial assets at FVTOCI		0
AFS financial assets				0
Financial assets at amortized cost		0
Held-to-maturity financial assets				0
Loans and receivables				0
Derivative assets (Designated for hedging)		35,503,000,000		59,272,000,000
Total		2,061,582,000,000		3,175,047,000,000
Other financial assets
Disclosure of financial assets [Line Items]
Financial assets at fair value through profit or loss mandatorily measured at fair value		0
Financial assets at fair value through profit or loss in accordance with IAS 39				0
Financial assets at FVTOCI		0
AFS financial assets				0
Financial assets at amortized cost		7,486,649,000,000
Held-to-maturity financial assets				0
Loans and receivables				6,714,525,000,000
Derivative assets (Designated for hedging)		0		0
Total		₩ 7,486,649,000,000		₩ 6,714,525,000,000

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.